SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)
PROPERTY AND EQUIPMENT, NET
Assets Sold under Agreements to Repurchase, Carrying Amount	$ 5,453,037	$ 703,309	$ 1,590
Computers and equipment
PROPERTY AND EQUIPMENT, NET
Residual rate (as a percent)	5.00%	5.00%
Computers and equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P3Y
Computers and equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P5Y
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Residual rate (as a percent)	5.00%	5.00%
Furniture and fixtures | Minimum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P3Y
Furniture and fixtures | Maximum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P5Y
Office equipment
PROPERTY AND EQUIPMENT, NET
Residual rate (as a percent)	5.00%	5.00%
Office equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P3Y
Office equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P5Y
Vehicle
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P5Y
Residual rate (as a percent)	5.00%	5.00%
Office building
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P30Y
Residual rate (as a percent)	5.00%	5.00%